Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares
Statement [LineItems]
NET REVENUE	$ 1,339,254.8	$ 47,694.3	$ 1,069,985.4	$ 1,031,473.6
COST OF REVENUE	628,108.4	22,368.6	577,286.9	533,487.5
GROSS PROFIT BEFORE REALIZED (UNREALIZED) GROSS PROFIT ON SALES TO ASSOCIATES	711,146.4	25,325.7	492,698.5	497,986.1
REALIZED (UNREALIZED) GROSS PROFIT ON SALES TO ASSOCIATES	(16.3)	(0.6)	3.4	(111.8)
GROSS PROFIT	711,130.1	25,325.1	492,701.9	497,874.3
OPERATING EXPENSES
Research and development	109,486.0	3,899.1	91,418.7	85,895.6
General and administrative	28,457.6	1,013.4	21,737.2	20,265.9
Marketing	7,112.8	253.3	6,348.6	5,987.8
Total operating expenses	145,056.4	5,165.8	119,504.5	112,149.3
OTHER OPERATING INCOME AND EXPENSES, NET	710.0	25.3	(496.3)	(2,101.5)
INCOME FROM OPERATIONS	566,783.7	20,184.6	372,701.1	383,623.5
NON-OPERATING INCOME AND EXPENSES
Share of profits of associates	3,562.0	126.8	2,861.0	3,090.6
Interest Income	9,018.4	321.2	16,189.4	14,694.4
Other income	660.6	23.4	417.3	158.4
Foreign exchange gain (loss), net	(3,303.3)	(117.6)	2,095.2	2,438.2
Finance costs	(2,081.5)	(74.1)	(3,250.9)	(3,051.2)
Other gains and losses, net	10,106.4	360.0	(1,151.0)	(3,410.8)
Total non-operating income and expenses	17,962.6	639.7	17,161.0	13,919.6
INCOME BEFORE INCOME TAX	584,746.3	20,824.3	389,862.1	397,543.1
INCOME TAX EXPENSE	73,738.3	2,626.0	35,835.1	34,436.9
NET INCOME	511,008.0	18,198.3	354,027.0	363,106.2
OTHER COMPREHENSIVE INCOME (LOSS) - Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit obligation	(3,516.8)	(125.2)	253.9	(861.2)
Unrealized gain/(loss) on investments in equity instruments at fair value through other comprehensive income	423.7	15.1	334.3	(3,309.1)
Gain (loss) on hedging instruments	24.1	0.9	(109.6)	41.0
Share of other comprehensive loss of associates	(11.6)	(0.4)	(18.2)	(14.2)
Income tax benefit (expense) related to items that will not be reclassified subsequently	422.7	15.0	(21.0)	195.7
Total items that will not be reclassified subsequently to profit or loss	(2,657.9)	(94.6)	439.4	(3,947.8)
OTHER COMPREHENSIVE INCOME (LOSS) - Items that may be reclassified subsequently to profit or loss
Exchange differences arising on translation of foreign operations	(29,847.2)	(1,062.9)	(14,689.1)	14,562.4
Unrealized gain/(loss) on investments in debt instruments at fair value through other comprehensive income	2,466.7	87.8	2,566.4	(870.9)
Share of other comprehensive income (loss) of associates	(283.4)	(10.1)	(140.2)	93.3
Total items that may be reclassified subsequently to profit or loss	(27,663.9)	(985.2)	(12,262.9)	13,784.8
Other comprehensive income (loss) for the year, net of income tax	(30,321.8)	(1,079.8)	(11,823.5)	9,837.0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	480,686.2	17,118.5	342,203.5	372,943.2
NET INCOME ATTRIBUTABLE TO:
Shareholders of the parent	510,744.0	18,188.9	353,948.0	363,052.7
Non-controlling interests	264.0	9.4	79.0	53.5
NET INCOME	511,008.0	18,198.3	354,027.0	363,106.2
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Shareholders of the parent	480,422.1	17,109.0	342,124.9	372,886.8
Non-controlling interests	264.1	9.5	78.6	56.4
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 480,686.2	$ 17,118.5	$ 342,203.5	$ 372,943.2
EARNINGS PER SHARE
Basic earnings per share | (per share)	$ 19.70	$ 0.70	$ 13.65	$ 14.00
Diluted earnings per share | (per share)	19.70	0.70	13.65	14.00
American Depositary Shares (one represents five common shares) [member]
EARNINGS PER SHARE
Basic earnings per share | (per share)	98.48	3.51	68.25	70.01
Diluted earnings per share | (per share)	$ 98.48	$ 3.51	$ 68.25	$ 70.01